CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Statement of Cash Flows [Abstract]
Pre-tax loss from remeasurement of investment at fair value	$ 35